Employee benefits - Summary of Main Assumptions for Quantitative Sensitivity Analysis (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (720)	€ (714)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	770	765
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	(109)	(39)
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	60	42
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	680	601
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(645)	(572)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	61	38
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	(111)	(36)
Turn-over rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	2,511	1,155
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(3,708)	(1,864)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	372	92
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	€ (582)	€ (156)